Accrued Liabilities - Accrued Liabilities (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued Liabilities [Line Items]
Accrued liabilities related to crewing and manning costs payable	$ 4,003	$ 6,877
Affiliated Entity [Member]
Accrued Liabilities [Line Items]
Accrued liabilities related to crewing and manning costs payable		$ 3,600